Borrowings And Debentures - Details Of Borrowings (Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2023 KRW (₩)	Dec. 31, 2022 KRW (₩)	Dec. 31, 2023 USD ($)
Disclosure of detailed information about borrowings [line items]
Total	₩ 30,986,746	₩ 28,429,603	$ 24,002,127
Present value discount
Disclosure of detailed information about borrowings [line items]
Notional Amount	₩ (30,631)	₩ (76,122)
Borrowings from The BOK
Disclosure of detailed information about borrowings [line items]
Interest rate	2.00%		2.00%
Borrowings from The BOK | Minimum
Disclosure of detailed information about borrowings [line items]
Interest rate		0.30%
Borrowings from The BOK | Maximum
Disclosure of detailed information about borrowings [line items]
Interest rate		1.80%
Borrowings from The BOK | Total
Disclosure of detailed information about borrowings [line items]
Notional Amount	₩ 1,565,444	₩ 3,040,877
Lenders	The BOK	The BOK
Borrowings from government funds | Minimum
Disclosure of detailed information about borrowings [line items]
Interest rate	0.00%	0.00%	0.00%
Borrowings from government funds | Maximum
Disclosure of detailed information about borrowings [line items]
Interest rate	3.40%	3.50%	3.40%
Borrowings from government funds | Total
Disclosure of detailed information about borrowings [line items]
Notional Amount	₩ 1,996,579	₩ 2,021,049
Lenders	Small Enterprise and Market Service and others	Small Enterprise and Market Service and others
Others | Minimum
Disclosure of detailed information about borrowings [line items]
Interest rate	0.00%	0.00%	0.00%
Others | Maximum
Disclosure of detailed information about borrowings [line items]
Interest rate	6.70%	6.70%	6.70%
Others | Total
Disclosure of detailed information about borrowings [line items]
Notional Amount	₩ 11,206,471	₩ 9,562,082
Lenders	The Korea Development Bank and others	The Korea Development Bank and others
Borrowings in local currency
Disclosure of detailed information about borrowings [line items]
Notional Amount	₩ 14,768,494	₩ 14,624,008
Borrowings in foreign currencies
Disclosure of detailed information about borrowings [line items]
Lenders	The Export-Import Bank of Korea and others	The Export-Import Bank of Korea and others
Borrowings in foreign currencies | Minimum
Disclosure of detailed information about borrowings [line items]
Interest rate	0.00%	(0.10%)	0.00%
Borrowings in foreign currencies | Maximum
Disclosure of detailed information about borrowings [line items]
Interest rate	10.00%	10.60%	10.00%
Borrowings in foreign currencies | Total
Disclosure of detailed information about borrowings [line items]
Notional Amount	₩ 14,006,644	₩ 11,161,294
Bills sold | Minimum
Disclosure of detailed information about borrowings [line items]
Interest rate	0.00%	0.00%	0.00%
Bills sold | Maximum
Disclosure of detailed information about borrowings [line items]
Interest rate	2.70%	2.40%	2.70%
Bills sold | Total
Disclosure of detailed information about borrowings [line items]
Notional Amount	₩ 6,325	₩ 7,308
Lenders	Others	Others
Call money | Minimum
Disclosure of detailed information about borrowings [line items]
Interest rate	4.10%	1.60%	4.10%
Call money | Maximum
Disclosure of detailed information about borrowings [line items]
Interest rate	6.60%	5.50%	6.60%
Call money | Total
Disclosure of detailed information about borrowings [line items]
Notional Amount	₩ 1,115,923	₩ 400,071
Lenders	Bank and others	Bank and others
Bonds sold under repurchase agreements | Minimum
Disclosure of detailed information about borrowings [line items]
Interest rate	1.00%	0.20%	1.00%
Bonds sold under repurchase agreements | Maximum
Disclosure of detailed information about borrowings [line items]
Interest rate	11.70%	6.40%	11.70%
Bonds sold under repurchase agreements | Total
Disclosure of detailed information about borrowings [line items]
Notional Amount	₩ 1,119,991	₩ 2,313,044
Lenders	Other financial institutions	Other financial institutions